Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Bank Borrowings
Non-current		$ 26,739
Weighted average interest rate for outstanding bank borrowings	3.29%	2.79%
Bank borrowings	$ 0